Events after the reporting period	12 Months Ended
Dec. 31, 2018
Events after the reporting period
Events after the reporting period

28. Events after the reporting period

On January 30, 2019, the Company approved a cash dividend of $0.14 per common share. The dividend of $33 million will be payable on March 13, 2019 to shareholders of record on February 27, 2019.